Commitments, Guarantees and Contingent Liabilities (Tables)	9 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2022 and December 31, 2022, the amounts due are as follows:

	Millions of yen
	March 31, 2022	December 31, 2022
Within one year	¥5,205	¥5,984
More than one year	5,569	7,688

Total	¥10,774	¥13,672

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2022 and December 31, 2022:

	March 31, 2022			December 31, 2022
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥436,414	¥4,895	2027	¥479,687	¥5,061	2028
Transferred loans	417,587	4,103	2062	438,392	2,781	2062
Consumer loans	284,891	47,461	2033	290,057	48,462	2033
Real estate loans	12,087	3,953	2048	6,589	2,075	2048
Other	2,294	46	2035	2,486	0	2036

Total	¥1,153,273	¥60,458	—	¥1,217,211	¥58,379	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2022 and December 31, 2022:

	Millions of yen
	March 31, 2022	December 31, 2022
Lease payments, loans and investment in operating leases	¥106,699	¥111,694
Investment in securities	175,912	173,845
Property under facility operations	112,730	125,676
Other assets and other	27,784	69,098

Total	¥423,125	¥480,313